Share-Based Compensation (Tables)	12 Months Ended
Mar. 31, 2026
Share-based payment arrangements [Abstract]
Disclosure of Number and Weighted Average Exercise Prices of Stock Options
A summary of stock options outstanding is as follows:

	Stock options	Weighted average exercise price
	#	$
Balance, March 31, 2024	1,186,824	104.90
Granted	749,161	7.60
Exercised	(111,661)	7.60
Expired	(20,284)	13.12
Forfeited	(43,320)	463.14
Balance, March 31, 2025	1,760,720	61.68
Granted	435,819	5.90
Exercised	(77,218)	7.60
Forfeited	(20,252)	7.59
Expired	(106,624)	797.55
Balance, March 31, 2026	1,992,445	12.74

Disclosure of Range of Exercise Prices of Outstanding Stock Options
The following table summarizes the stock options that are outstanding as at March 31, 2026:

Exercise Price	Expiry Date	Weighted average remaining life	Options outstanding	Options exercisable
$			#	#
5.90 - 7.91	June 23, 2028 - June 24, 2030	3.23	1,597,125	498,096
16.70 - 48.60	February 28, 2027 - September 23, 2027	1.46	302,867	302,867
82.20 - 112.40	May 18, 2026 - November 30, 2026	0.40	92,453	92,454
			1,992,445	893,417

Weighted Average Assumptions for Stock Options
Stock options granted during the respective periods presented below were fair valued based on the following weighted average assumptions:

	Years ended March 31,
	2026	2025
Risk-free annual interest rate (1)	2.66%	3.70%
Expected annual dividend yield	—%	—%
Expected stock price volatility (2)	91.41%	81.19%
Expected life of options (years) (3)	3.06	2.97
Forfeiture rate	8.78%	11.20%
Weighted average value	$3.50	$4.12
Weighted average exercise price	$5.90	$7.60
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the options.
(2)Volatility was estimated by using the Company’s historical share price over a commensurate period of the expected life.
(3)The expected life in years represents the period of time that options granted are expected to be outstanding, based on historical actuals.
Summary of Other Equity Instruments Outstanding
A summary of the RSUs outstanding are as follows:

RSUs
#
Balance, March 31, 2024	797,689
Issued	378,369
Vested	(364,551)
Expired	(54,168)
Balance, March 31, 2025	757,339
Issued	753,398
Vested	(393,719)
Forfeited	(93,272)
Balance, March 31, 2026	1,023,746
A summary of the DSUs outstanding are as follows:

DSUs (1)
#
Balance, March 31, 2024	277,206
Issued(1)	160,928
Exercised	(65,532)
Balance, March 31, 2025	372,602
Issued	142,946
Exercised	(192,910)
Balance, March 31, 2026	322,638
(1)Includes DSUs issued under cash settlement plan Note 13(e).
A summary of the PSUs outstanding are as follows:

PSUs(1)
#
Balance, March 31, 2024	700,880
Granted(1)	664,277
Vested	(134,040)
Forfeited	(38,876)
Expired	(27,767)
Balance, March 31, 2025	1,164,474
Granted	803,003
Vested	(12,147)
Forfeited	(190,587)
Expired	(113,734)
Balance, March 31, 2026	1,651,009
(1)Includes PSUs issued under cash settlement plan Note 13(e).

Weighted Average Assumptions for Other Equity Instruments

	Years ended March 31,
	2026	2025
Risk-free annual interest rate (1)	2.75%	2.60%
Dividend yield	—%	—%
Expected stock price volatility (2)	76.38%	84.20%
Expected stock price volatility of peer group (2)	93.02%	83.17%
Expected life of options (years) (3)	3.00	3.00
Forfeiture rate	21.86%	14.94%
Equity correlation against peer group (4)	51.10%	44.87%
(1)The risk-free rate is based on Canada government bonds with a remaining term equal to the expected life of the PSUs.
(2)Volatility was estimated by using the Company’s historical share price over a commensurate period of the expected life.
(3)The expected life in years represents the period of time that the PSUs granted are expected to be outstanding.
(4)The equity correlation is estimated by using 1-year historical equity correlations for the Company and the peer group of companies.